Note 9 - Leases (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 Backbone Line [Member] USD ($)	Mar. 31, 2014 Backbone Line [Member] JPY (¥)	Mar. 31, 2013 Backbone Line [Member] JPY (¥)	Mar. 31, 2012 Backbone Line [Member] JPY (¥)	Mar. 31, 2014 Local Access Lines [Member] USD ($)	Mar. 31, 2014 Local Access Lines [Member] JPY (¥)	Mar. 31, 2013 Local Access Lines [Member] JPY (¥)	Mar. 31, 2012 Local Access Lines [Member] JPY (¥)	Mar. 31, 2014 Other Lease and Rental [Member] USD ($)	Mar. 31, 2014 Other Lease and Rental [Member] JPY (¥)	Mar. 31, 2013 Other Lease and Rental [Member] JPY (¥)	Mar. 31, 2012 Other Lease and Rental [Member] JPY (¥)	Mar. 31, 2013 Due February 2018 [Member] JPY (¥)	Mar. 31, 2014 Due February 2019 [Member] USD ($)	Mar. 31, 2014 Due February 2019 [Member] JPY (¥)
Note 9 - Leases (Details) [Line Items]
Deposits Assets, Current	$ 14,199	¥ 1,462,223	¥ 1,200
Operating Leases, Rent Expense					36,549	3,763,803	3,535,213	3,370,813	219,483	22,602,364	22,464,593	23,101,650	63,247	6,513,184	5,978,985	5,949,230
Operating Leases, Income Statement, Sublease Revenue	234	24,082	29,160	2,394
Proceeds from Sale of Machinery and Equipment	5,190	534,479	593,715
Minimum Lease Payments, Sale Leaseback Transactions																	637,548	5,687	585,610
Capital Leased Assets, Noncurrent, Fair Value Disclosure	222,070	22,868,800	21,864,989
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Property, Plant, and Equipment Other, Accumulated Depreciation	143,678	14,795,972	13,340,942
Capital Leases, Net Investment in Sales Type Leases, Executory Costs	$ 2,608	¥ 268,598	¥ 301,643